Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Net Assets
Percentage of net income from subsidiaries and VIEs incorporated in the PRC to be appropriated to the statutory reserve	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Appropriation to statutory reserves	¥ 8,952	¥ 78,326	¥ 0
Accumulated statutory reserves	1,081,214	¥ 1,072,262
Restricted net assets	¥ 32,867,325